Note 7 - Accounts Receivable (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023
Accounts Receivable, Credit Loss Expense (Reversal)	$ 2,000	$ 0	$ 47,000	$ 0
Accounts Receivable, after Allowance for Credit Loss	$ 12,928,000	$ 1,000,000	$ 8,923,000	$ 384,000	$ 400,000